Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	$ (103.1)	$ (115.2)	$ (337.0)
Change in Fair Value Recognized in AOCI	(20.7)	(7.8)	192.2
Amounts Reclassified from AOCI	(9.3)	19.9	24.4
Net Current Period Other Comprehensive Income	(30.0)	12.1	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	6.0		5.2
Ending Balance in AOCI	(127.1)	(103.1)	(115.2)
Commodity
Vertically Integrated Utilities Revenues	9,069.9	9,396.8	9,346.6
Generation & Marketing Revenues	124.6	44.9	(20.2)
Purchased Electricity for Resale	2,760.1	2,085.9	1,490.8
Other Operation Expense	2,703.9	2,766.6	2,448.4
Maintenance Expense	1,325.3	1,328.0	1,163.2
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	2,009.7	1,897.6	1,712.5
Interest Expense	873.9	868.0	890.0
Income Tax (Expense) Credit	(919.6)	(902.6)	(677.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(9.3)	19.9	24.4
Pension and OPEB
Income Tax (Expense) Credit	(919.6)	(902.6)	(677.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(9.3)	19.9	24.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(9.3)	19.9	24.4
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(10.5)	15.1	2.5
Commodity
Subtotal - Commodity	(16.1)	23.3	3.9
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(16.1)	23.3	3.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(16.1)	23.3	3.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(10.5)	15.1	2.5
Securities Available for Sale [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	7.7	6.8	4.2
Change in Fair Value Recognized in AOCI	(0.6)	0.9	2.6
Amounts Reclassified from AOCI	0.0	0.0	0.0
Net Current Period Other Comprehensive Income	(0.6)	0.9	2.6
Pension and OPEB Adjustment Related to Mitchell Plant	0.0		0.0
Ending Balance in AOCI	7.1	7.7	6.8
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	1.2	4.8	21.9
Commodity
Subtotal - Commodity	1.8	7.4	33.7
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	1.8	7.4	33.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(19.5)	(20.6)	(21.0)
Amortization of Actuarial Gain (Loss)	21.3	28.0	54.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.8	7.4	33.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9
Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	138.7	133.9	112.0
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	1.2	4.8	21.9
Net Current Period Other Comprehensive Income	1.2	4.8	21.9
Pension and OPEB Adjustment Related to Mitchell Plant	0.0		0.0
Ending Balance in AOCI	139.9	138.7	133.9
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.2	4.8	21.9
Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(232.0)	(233.1)	(414.9)
Change in Fair Value Recognized in AOCI	(25.7)	1.1	176.6
Amounts Reclassified from AOCI	0.0	0.0	0.0
Net Current Period Other Comprehensive Income	(25.7)	1.1	176.6
Pension and OPEB Adjustment Related to Mitchell Plant	6.0		5.2
Ending Balance in AOCI	(251.7)	(232.0)	(233.1)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	(30.0)	12.1	216.6
Pension and OPEB Adjustment Related to Mitchell Plant	6.0		5.2
Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	1.6	0.2	(8.1)
Change in Fair Value Recognized in AOCI	5.6	(9.8)	10.4
Amounts Reclassified from AOCI	(12.4)	11.2	(2.1)
Net Current Period Other Comprehensive Income	(6.8)	1.4	8.3
Pension and OPEB Adjustment Related to Mitchell Plant	0.0		0.0
Ending Balance in AOCI	(5.2)	1.6	0.2
Commodity
Subtotal - Commodity	(19.0)	17.2	(3.2)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(19.0)	17.2	(3.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	17.2	(3.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	11.2	(2.1)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	17.2	(3.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	11.2	(2.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	11.2	(2.1)
Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(19.1)	(23.0)	(30.2)
Change in Fair Value Recognized in AOCI	0.0	0.0	2.6
Amounts Reclassified from AOCI	1.9	3.9	4.6
Net Current Period Other Comprehensive Income	1.9	3.9	7.2
Pension and OPEB Adjustment Related to Mitchell Plant	0.0		0.0
Ending Balance in AOCI	(17.2)	(19.1)	(23.0)
Commodity
Subtotal - Commodity	2.9	6.1	7.1
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	2.9	6.1	7.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.9	6.1	7.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.9	3.9	4.6
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	2.9	6.1	7.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.9	3.9	4.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.9	3.9	4.6
Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Pension and OPEB
Income Tax (Expense) Credit	(5.6)	8.2	1.4
Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	0.6	2.6	11.8
Pension and OPEB
Income Tax (Expense) Credit	0.6	2.6	11.8
Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0.0	0.0	(1.1)
Generation & Marketing Revenues	(48.1)	59.1	(9.7)
Purchased Electricity for Resale	29.1	(39.1)	7.6
Regulatory Assets/(Liabilities), Net	0.0	(2.8)	0.0
Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Interest Expense	2.9	6.1	7.1
Appalachian Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5.0	2.9	(29.9)
Change in Fair Value Recognized in AOCI	(5.7)	4.4	30.4
Amounts Reclassified from AOCI	(2.1)	(2.3)	2.4
Net Current Period Other Comprehensive Income	(7.8)	2.1	32.8
Ending Balance in AOCI	(2.8)	5.0	2.9
Commodity
Vertically Integrated Utilities Revenues	2,805.6	2,899.4	3,059.6
Generation & Marketing Revenues	10.1	9.2	10.3
Purchased Electricity for Resale	395.2	456.6	232.7
Other Operation Expense	405.4	427.7	312.0
Maintenance Expense	263.3	259.3	273.2
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	388.8	400.9	342.6
Interest Expense	192.3	209.6	193.0
Income Tax (Expense) Credit	(194.3)	(154.9)	(132.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2.1)	(2.3)	2.4
Pension and OPEB
Income Tax (Expense) Credit	(194.3)	(154.9)	(132.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2.1)	(2.3)	2.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(2.1)	(2.3)	2.4
Appalachian Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(0.3)	(1.0)	1.0
Commodity
Subtotal - Commodity	(0.4)	(1.5)	1.5
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(0.4)	(1.5)	1.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	(1.5)	1.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	(1.0)	1.0
Appalachian Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(1.8)	(1.3)	1.4
Commodity
Subtotal - Commodity	(2.8)	(2.0)	2.2
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(2.8)	(2.0)	2.2
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(5.1)	(5.1)	(5.1)
Amortization of Actuarial Gain (Loss)	2.3	3.1	7.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.8)	(2.0)	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4
Appalachian Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	19.2	20.5	19.1
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	(1.8)	(1.3)	1.4
Net Current Period Other Comprehensive Income	(1.8)	(1.3)	1.4
Ending Balance in AOCI	17.4	19.2	20.5
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	(1.3)	1.4
Appalachian Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(18.1)	(20.8)	(50.5)
Change in Fair Value Recognized in AOCI	(5.7)	2.7	29.7
Amounts Reclassified from AOCI	0.0	0.0	0.0
Net Current Period Other Comprehensive Income	(5.7)	2.7	29.7
Ending Balance in AOCI	(23.8)	(18.1)	(20.8)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Appalachian Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	(7.8)	2.1	32.8
Appalachian Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	0.0	0.1	(0.6)
Change in Fair Value Recognized in AOCI	0.0	1.7	0.7
Amounts Reclassified from AOCI	0.0	(1.8)	0.0
Net Current Period Other Comprehensive Income	0.0	(0.1)	0.7
Ending Balance in AOCI	0.0	0.0	0.1
Commodity
Subtotal - Commodity	0.0	(2.7)	0.0
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0.0	(2.7)	0.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(2.7)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(1.8)	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(2.7)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(1.8)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(1.8)	0.0
Appalachian Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	3.9	3.1	2.1
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	(0.3)	0.8	1.0
Net Current Period Other Comprehensive Income	(0.3)	0.8	1.0
Ending Balance in AOCI	3.6	3.9	3.1
Commodity
Subtotal - Commodity	(0.4)	1.2	1.5
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(0.4)	1.2	1.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	1.2	1.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	0.8	1.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.4)	1.2	1.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	0.8	1.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.3)	0.8	1.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Pension and OPEB
Income Tax (Expense) Credit	(0.1)	(0.5)	0.5
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Pension and OPEB
Income Tax (Expense) Credit	(1.0)	(0.7)	0.8
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0.0	0.0	(0.1)
Purchased Electricity for Resale	0.0	(0.5)	0.1
Regulatory Assets/(Liabilities), Net	0.0	(2.2)	0.0
Appalachian Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Interest Expense	(0.4)	1.2	1.5
Indiana Michigan Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(14.3)	(15.5)	(28.9)
Change in Fair Value Recognized in AOCI	(3.5)	0.6	11.3
Amounts Reclassified from AOCI	1.1	0.6	2.1
Net Current Period Other Comprehensive Income	(2.4)	1.2	13.4
Ending Balance in AOCI	(16.7)	(14.3)	(15.5)
Commodity
Vertically Integrated Utilities Revenues	2,073.3	2,149.1	2,022.3
Generation & Marketing Revenues	6.7	2.0	2.9
Purchased Electricity for Resale	195.8	96.8	151.4
Other Operation Expense	553.4	586.0	564.0
Maintenance Expense	212.0	228.5	195.9
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	198.4	200.2	177.7
Interest Expense	90.2	93.5	97.7
Income Tax (Expense) Credit	(96.1)	(79.6)	(75.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.6	2.1
Pension and OPEB
Income Tax (Expense) Credit	(96.1)	(79.6)	(75.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.6	2.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.6	2.1
Indiana Michigan Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	1.1	0.4	1.4
Commodity
Subtotal - Commodity	1.7	0.6	2.2
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	1.7	0.6	2.2
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	0.6	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	0.4	1.4
Indiana Michigan Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	0.0	0.2	0.7
Commodity
Subtotal - Commodity	0.0	0.3	1.1
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0.0	0.3	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.3	1.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.2	0.7
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(0.9)	(0.8)	(0.8)
Amortization of Actuarial Gain (Loss)	0.9	1.1	1.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.3	1.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.2	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.2	0.7
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5.1	4.9	4.2
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	0.0	0.2	0.7
Net Current Period Other Comprehensive Income	0.0	0.2	0.7
Ending Balance in AOCI	5.1	5.1	4.9
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.2	0.7
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.2	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.2	0.7
Indiana Michigan Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(5.0)	(4.5)	(13.0)
Change in Fair Value Recognized in AOCI	(3.5)	(0.5)	8.5
Amounts Reclassified from AOCI	0.0	0.0	0.0
Net Current Period Other Comprehensive Income	(3.5)	(0.5)	8.5
Ending Balance in AOCI	(8.5)	(5.0)	(4.5)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Indiana Michigan Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income		1.2	13.4
Indiana Michigan Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	0.0	0.1	(0.4)
Change in Fair Value Recognized in AOCI	0.0	1.1	0.5
Amounts Reclassified from AOCI	0.0	(1.2)	0.0
Net Current Period Other Comprehensive Income	0.0	(0.1)	0.5
Ending Balance in AOCI	0.0	0.0	0.1
Commodity
Subtotal - Commodity	0.0	(1.8)	0.0
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0.0	(1.8)	0.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(1.8)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(1.2)	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(1.8)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(1.2)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(1.2)	0.0
Indiana Michigan Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(14.4)	(16.0)	(19.7)
Change in Fair Value Recognized in AOCI	0.0	0.0	2.3
Amounts Reclassified from AOCI	1.1	1.6	1.4
Net Current Period Other Comprehensive Income	1.1	1.6	3.7
Ending Balance in AOCI	(13.3)	(14.4)	(16.0)
Commodity
Subtotal - Commodity	1.7	2.4	2.2
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	1.7	2.4	2.2
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	2.4	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	1.6	1.4
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	1.7	2.4	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	1.6	1.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.1	1.6	1.4
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	0.6	0.2	0.8
Pension and OPEB
Income Tax (Expense) Credit	0.6	0.2	0.8
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	0.0	0.1	0.4
Pension and OPEB
Income Tax (Expense) Credit	0.0	0.1	0.4
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0.0	0.0	(0.2)
Purchased Electricity for Resale	0.0	(0.8)	0.2
Regulatory Assets/(Liabilities), Net	0.0	(1.0)	0.0
Indiana Michigan Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Interest Expense	1.7	2.4	2.2
Ohio Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5.6	7.1	(165.7)
Change in Fair Value Recognized in AOCI	0.0	0.0	66.4
Amounts Reclassified from AOCI	(1.3)	(1.5)	11.2
Net Current Period Other Comprehensive Income	(1.3)	(1.5)	77.6
Distribution of Cook Coal Terminal to Parent			(2.7)
Distribution of OPCo Generation to Parent			(3,005.3)
Ending Balance in AOCI	4.3	5.6	7.1
Commodity
Generation & Marketing Revenues	8.5	6.8	15.4
Purchased Electricity for Resale	635.0	282.0	151.5
Other Operation Expense	630.3	594.8	708.0
Maintenance Expense	166.8	196.0	319.6
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	217.5	213.7	382.6
Interest Expense	127.8	128.3	182.0
Income Tax (Expense) Credit	(126.5)	(132.2)	(225.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	11.2
Pension and OPEB
Income Tax (Expense) Credit	(126.5)	(132.2)	(225.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	11.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	11.2
Ohio Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(1.3)	(1.5)	(1.3)
Commodity
Subtotal - Commodity	(2.0)	(2.3)	(2.0)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(2.0)	(2.3)	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.3)	(2.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.5)	(1.3)
Ohio Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	0.0	0.0	12.5
Commodity
Subtotal - Commodity	0.0	0.0	19.2
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0.0	0.0	19.2
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	19.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	12.5
Pension and OPEB
Amortization of Prior Service Cost (Credit)	0.0	0.0	(5.8)
Amortization of Actuarial Gain (Loss)	0.0	0.0	25.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	0.0	19.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	12.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	12.5
Ohio Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	58.4	58.4	45.9
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	0.0	0.0	12.5
Net Current Period Other Comprehensive Income	0.0	0.0	12.5
Distribution of Cook Coal Terminal to Parent			0.0
Distribution of OPCo Generation to Parent			0.0
Ending Balance in AOCI	58.4	58.4	58.4
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	12.5
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	12.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	12.5
Ohio Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(58.4)	(58.4)	(218.8)
Change in Fair Value Recognized in AOCI	0.0	0.0	65.4
Amounts Reclassified from AOCI	0.0	0.0	0.0
Net Current Period Other Comprehensive Income	0.0	0.0	65.4
Distribution of Cook Coal Terminal to Parent			(19.6)
Distribution of OPCo Generation to Parent			(75.4)
Ending Balance in AOCI	(58.4)	(58.4)	(58.4)
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Ohio Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	(1.3)	(1.5)	77.6
Distribution of Cook Coal Terminal to Parent			19.6
Distribution of OPCo Generation to Parent			75.6
Ohio Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	0.0	0.1	(0.9)
Change in Fair Value Recognized in AOCI	0.0	0.0	1.0
Amounts Reclassified from AOCI	0.0	(0.1)	0.0
Net Current Period Other Comprehensive Income	0.0	(0.1)	1.0
Distribution of Cook Coal Terminal to Parent			0.0
Distribution of OPCo Generation to Parent			0.0
Ending Balance in AOCI	0.0	0.0	0.1
Commodity
Subtotal - Commodity	0.0	(0.2)	0.1
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0.0	(0.2)	0.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(0.2)	0.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(0.1)	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(0.2)	0.1
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(0.1)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(0.1)	0.0
Ohio Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5.6	7.0	8.1
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	(1.3)	(1.4)	(1.3)
Net Current Period Other Comprehensive Income	(1.3)	(1.4)	(1.3)
Distribution of Cook Coal Terminal to Parent			0.0
Distribution of OPCo Generation to Parent			(0.2)
Ending Balance in AOCI	4.3	5.6	7.0
Commodity
Subtotal - Commodity	(2.0)	(2.1)	(2.1)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(2.0)	(2.1)	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.1)	(2.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.4)	(1.3)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.0)	(2.1)	(2.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.4)	(1.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.3)	(1.4)	(1.3)
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Pension and OPEB
Income Tax (Expense) Credit	(0.7)	(0.8)	(0.7)
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	0.0	0.0	6.7
Pension and OPEB
Income Tax (Expense) Credit	0.0	0.0	6.7
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Vertically Integrated Utilities Revenues	0.0	0.0	(0.4)
Purchased Electricity for Resale	0.0	0.0	0.6
Other Operation Expense	0.0	0.0	(0.1)
Regulatory Assets/(Liabilities), Net	0.0	(0.2)	0.0
Ohio Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Interest Expense	(2.0)	(2.1)	(2.1)
Public Service Co Of Oklahoma [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5.0	5.8	6.5
Change in Fair Value Recognized in AOCI	0.0	0.0	0.1
Amounts Reclassified from AOCI	(0.8)	(0.8)	(0.8)
Net Current Period Other Comprehensive Income	(0.8)	(0.8)	(0.7)
Ending Balance in AOCI	4.2	5.0	5.8
Commodity
Vertically Integrated Utilities Revenues	1,331.4	1,340.3	1,277.7
Generation & Marketing Revenues	3.2	4.2	3.6
Purchased Electricity for Resale	316.9	385.0	246.1
Other Operation Expense	268.4	262.8	225.5
Maintenance Expense	104.6	108.0	107.1
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	117.5	101.0	95.7
Interest Expense	58.6	54.6	53.1
Income Tax (Expense) Credit	(51.3)	(50.6)	(65.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)	(0.8)	(0.8)
Pension and OPEB
Income Tax (Expense) Credit	(51.3)	(50.6)	(65.9)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)	(0.8)	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)	(0.8)	(0.8)
Public Service Co Of Oklahoma [Member] | Cash Flow Hedges [Member]
Commodity
Subtotal - Commodity	(1.2)	(1.2)	(1.2)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1.2)	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.2)	(1.2)
Public Service Co Of Oklahoma [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	(0.8)	(0.8)	(0.7)
Public Service Co Of Oklahoma [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	0.0	0.1	0.0
Change in Fair Value Recognized in AOCI	0.0	0.0	0.1
Amounts Reclassified from AOCI	0.0	(0.1)	0.0
Net Current Period Other Comprehensive Income	0.0	(0.1)	0.1
Ending Balance in AOCI	0.0	0.0	0.1
Commodity
Subtotal - Commodity	0.0	(0.1)	0.0
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0.0	(0.1)	0.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(0.1)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(0.1)	0.0
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(0.1)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(0.1)	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	(0.1)	0.0
Public Service Co Of Oklahoma [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	5.0	5.7	6.5
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	(0.8)	(0.7)	(0.8)
Net Current Period Other Comprehensive Income	(0.8)	(0.7)	(0.8)
Ending Balance in AOCI	4.2	5.0	5.7
Commodity
Subtotal - Commodity	(1.2)	(1.1)	(1.2)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1.2)	(1.1)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.1)	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)	(0.7)	(0.8)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.2)	(1.1)	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)	(0.7)	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.8)	(0.7)	(0.8)
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Pension and OPEB
Income Tax (Expense) Credit	(0.4)	(0.4)	(0.4)
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Regulatory Assets/(Liabilities), Net	0.0	(0.1)	0.0
Public Service Co Of Oklahoma [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Interest Expense	(1.2)	(1.1)	(1.2)
Southwestern Electric Power Co [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(7.5)	(8.5)	(17.9)
Change in Fair Value Recognized in AOCI	(2.9)	(0.3)	7.5
Amounts Reclassified from AOCI	1.0	1.3	1.9
Net Current Period Other Comprehensive Income	(1.9)	1.0	9.4
Ending Balance in AOCI	(9.4)	(7.5)	(8.5)
Commodity
Vertically Integrated Utilities Revenues	1,762.3	1,817.9	1,742.6
Generation & Marketing Revenues	2.0	2.2	1.4
Purchased Electricity for Resale	110.6	178.1	170.0
Other Operation Expense	294.5	272.8	250.7
Maintenance Expense	155.9	149.2	129.7
Interest Rate and Foreign Currency
Depreciation and Amortization Expense	192.0	185.1	179.2
Interest Expense	119.9	126.1	130.3
Income Tax (Expense) Credit	(84.8)	(66.4)	(69.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.0	1.3	1.9
Pension and OPEB
Income Tax (Expense) Credit	(84.8)	(66.4)	(69.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.0	1.3	1.9
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	1.0	1.3	1.9
Southwestern Electric Power Co [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	2.0	2.2	2.2
Commodity
Subtotal - Commodity	3.1	3.4	3.4
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	3.1	3.4	3.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.4	3.4
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.2
Southwestern Electric Power Co [Member] | Pension and OPEB [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Amounts Reclassified from AOCI	(1.0)	(0.9)	(0.3)
Commodity
Subtotal - Commodity	(1.5)	(1.4)	(0.4)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	(1.5)	(1.4)	(0.4)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)
Pension and OPEB
Amortization of Prior Service Cost (Credit)	(1.9)	(1.9)	(1.8)
Amortization of Actuarial Gain (Loss)	0.4	0.5	1.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.5)	(1.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Amortization of Deferred Costs [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	3.6	4.5	4.8
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	(1.0)	(0.9)	(0.3)
Net Current Period Other Comprehensive Income	(1.0)	(0.9)	(0.3)
Ending Balance in AOCI	2.6	3.6	4.5
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.0)	(0.9)	(0.3)
Southwestern Electric Power Co [Member] | Pension and OPEB [Member] | Changes in Funded Status [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	0.0	0.3	(7.1)
Change in Fair Value Recognized in AOCI	(2.9)	(0.3)	7.4
Amounts Reclassified from AOCI	0.0	0.0	0.0
Net Current Period Other Comprehensive Income	(2.9)	(0.3)	7.4
Ending Balance in AOCI	(2.9)	0.0	0.3
Interest Rate and Foreign Currency
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Pension and OPEB
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	0.0
Southwestern Electric Power Co [Member] | Accumulated Other Comprehensive Income [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Net Current Period Other Comprehensive Income	(1.9)	1.0	9.4
Southwestern Electric Power Co [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	0.0	0.0	0.0
Change in Fair Value Recognized in AOCI	0.0	0.0	0.1
Amounts Reclassified from AOCI	0.0	0.0	(0.1)
Net Current Period Other Comprehensive Income	0.0	0.0	0.0
Ending Balance in AOCI	0.0	0.0	0.0
Commodity
Subtotal - Commodity	0.0	(0.1)	(0.1)
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	0.0	(0.1)	(0.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(0.1)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	(0.1)
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	0.0	(0.1)	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	(0.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	0.0	0.0	(0.1)
Southwestern Electric Power Co [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Beginning Balance in AOCI	(11.1)	(13.3)	(15.6)
Change in Fair Value Recognized in AOCI	0.0	0.0	0.0
Amounts Reclassified from AOCI	2.0	2.2	2.3
Net Current Period Other Comprehensive Income	2.0	2.2	2.3
Ending Balance in AOCI	(9.1)	(11.1)	(13.3)
Commodity
Subtotal - Commodity	3.1	3.5	3.5
Interest Rate and Foreign Currency
Subtotal - Interest Rate and Foreign Currency	3.1	3.5	3.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.5	3.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.3
Pension and OPEB
Reclassifications from AOCI, before Income Tax (Expense) Credit	3.1	3.5	3.5
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	2.0	2.2	2.3
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	1.1	1.2	1.2
Pension and OPEB
Income Tax (Expense) Credit	1.1	1.2	1.2
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Pension and OPEB [Member]
Interest Rate and Foreign Currency
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Pension and OPEB
Income Tax (Expense) Credit	(0.5)	(0.5)	(0.1)
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Commodity [Member] | Cash Flow Hedges [Member]
Commodity
Other Operation Expense	0.0	0.0	(0.1)
Regulatory Assets/(Liabilities), Net	0.0	(0.1)	0.0
Southwestern Electric Power Co [Member] | Reclassifications from Accumulated Other Comprehensive Income [Member] | Interest Rate and Foreign Currency [Member] | Cash Flow Hedges [Member]
Interest Rate and Foreign Currency
Interest Expense	$ 3.1	$ 3.5	$ 3.5